Discontinued operations and assets held for sale - Transfer of Jyseleca Business to Alfasigma (Details) - Jyseleca business, classified as held for sale				1 Months Ended	12 Months Ended
	Jan. 31, 2024 EUR (€) position country	Dec. 30, 2023 item	Oct. 30, 2023 country	Jan. 31, 2024 EUR (€) item country	Dec. 31, 2024 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of positions in European countries agreed to transfer	400	400		400
Number of European countries in which positions has been agreed to transfer | country	14		14	14
Upfront payment to receive.				€ 50,000,000	€ 50,000,000
Potential Sales Based Milestones To Receive.	€ 120,000,000			€ 120,000,000	120,000,000
Commitments Related To Development Activities.					25,000,000
Contributions related to development activities.					€ 15,000,000
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Belgium BV [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Germany GmbH
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Italy S.r.l.
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Netherlands BV [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Spain S.L.U
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma ApS
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma A.B.
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Oy
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos Biopharma Ireland Ltd
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%
Galapagos GmbH
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Proportion Of Ownership Interest In Subsidiary Sold					100.00%